Business combinations - Narrative (Details)			1 Months Ended	12 Months Ended
	May 06, 2016 USD ($)	Apr. 29, 2016 USD ($) segment subsidiary	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Professional and outside services				$ 18,851,000	$ 27,638,000	$ 24,022,000
Customer Relationships
Business Acquisition [Line Items]
Assets acquired				21,400,000	0	26,600,000
BTCL and HSBCBB
Business Acquisition [Line Items]
Number of subsidiaries involved in acquisition activity | subsidiary		2
Consideration transferred, including contingent consideration		$ 22,000,000
Payments to acquire businesses	$ 2,100,000	7,000,000	$ 12,400,000
Contingent consideration, liability, current		$ 12,400,000
Acquired finite-lived intangible assets, number of segments | segment		3
Acquisition related costs		$ 4,300,000		3,300,000	1,000,000
Professional and outside services				700,000	1,000,000
Revenue				407,453,000	378,915,000	395,612,000
Earnings (loss)				118,434,000	$ 85,215,000	$ 115,635,000
BTCL and HSBCBB | Customer Relationships
Business Acquisition [Line Items]
Assets acquired		$ 21,400,000
Acquired finite-lived intangible assets, weighted average useful life		15 years
HSBCBB
Business Acquisition [Line Items]
Revenue				9,800,000
Earnings (loss)				$ 5,000,000